Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,256,850
Previously Paid Amount	0.00
Total Fee Amount	4,178.47
Total Offset Amount	0.00
Net Fee	4,178.47
Narrative - Max Aggregate Offering Price	$ 30,256,850
Final Prospectus	true